Summary of Long Term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Disclosure [Line Items]
Bank-Subordinated Debt	$ 1,045.4	[1],[2]	$ 1,033.4	[1],[2]
Federal Home Loan Bank Borrowings	335.0		1,055.0
Capital Lease Obligations	41.2	[3]	44.9	[3]
Total Long-Term Debt	1,421.6		2,133.3
Long-Term Debt Qualifying as Risk-Based Capital	556.7		678.9
Notes 4.60 Percent Bank Subordinated Debt Due February 2013
Debt Disclosure [Line Items]
Bank-Subordinated Debt	200.0	[1],[2],[4]	200.0	[1],[2],[4]
Notes 5.85 Percent Bank Subordinated Debt Due November 2017
Debt Disclosure [Line Items]
Bank-Subordinated Debt	240.8	[1],[2],[4],[5]	241.5	[1],[2],[4],[5]
Notes 6.50 Percent Bank Subordinated Debt Due August 2018
Debt Disclosure [Line Items]
Bank-Subordinated Debt	362.3	[1],[2],[4],[5],[6]	360.8	[1],[2],[4],[5],[6]
Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015
Debt Disclosure [Line Items]
Bank-Subordinated Debt	242.3	[1],[2],[7]	231.1	[1],[2],[7]
Expiring One Year From Balance Sheet Date
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	200.0		670.0
One to Three Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	135.0		335.0
Five to Ten Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings			$ 50.0

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Refer to Note 10.
[4]	Under the terms of its current Offering Circular dated August 3, 2012, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.
[5]	Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2012, increases in the carrying values of the senior and subordinated notes outstanding of $9.8 million and $103.3 million, respectively, were recorded. As of December 31, 2011, increases in the carrying values of senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded.
[6]	Notes issued at a discount of 0.02%
[7]	Notes issued at a discount of 0.484%